INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	$ (2,095)	$ (1,495)
Net Income	(9)	(20)
Other Comprehensive Income	(24)	(34)	$ (14)
Other	180	(102)
Acquisitions/Dispositions		(444)
Net deferred income tax liabilities, ending balance	(1,948)	(2,095)	(1,495)
Deferred tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	38	37
Net Income	(2)	(2)
Other Comprehensive Income	0	0
Other	(1)	2
Acquisitions/Dispositions		1
Net deferred income tax liabilities, ending balance	35	38	37
Deferred tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	(2,133)	(1,532)
Net Income	(7)	(18)
Other Comprehensive Income	(24)	(34)
Other	181	(104)
Acquisitions/Dispositions		(445)
Net deferred income tax liabilities, ending balance	$ (1,983)	$ (2,133)	$ (1,532)